FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2018
FINANCIAL ASSETS AND LIABILITIES
Schedule of principal amounts outstanding for interest-bearing loans and bonds

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	June 30, 2018	December 31, 2017

VEON Holdings	Loans	None	RUB	8.75% - 10.0%	2022	2,271	2,474
VEON Holdings	Notes	None	US$	5.2% - 5.95%	2019 -2023	1,554	1,554
VEON Holdings	Notes	None	US$	3.95% - 4.95%	2021 - 2024	1,500	1,500
VEON Holdings	Loans	None	EUR	3mEURIBOR + 1.9% - 2.75%	2022	732	752
VEON Holdings	Notes	PJSC VimpelCom	US$	7.5%	2022	628	628
VEON Holdings	Syndicated loan (RCF)	None	US$	1mLIBOR + 2.25%	2018	—	250
VEON Holdings	Notes	None	RUB	9.0%	2018	—	208
VEON Amsterdam B.V.	Loan	EKN*, PJSC VimpelCom	US$	1.72%	2022	143	159
GTH Finance B.V.	Notes	VEON Holdings B.V.	US$	6.25% - 7.25%	2020 -2023	1,200	1,200
VIP Finance Ireland	Eurobonds	None	US$	7.75%	2021	377	543
PMCL	Loans	None	PKR	6mKIBOR + 0.35% - 0.9%	2020 -2022	322	379
PMCL	Loans	EKN*	US$	6mLIBOR + 1.9%	2020	162	212
Banglalink Digital Communications Ltd.	Senior Notes	None	US$	8.6%	2019	300	300
Banglalink Digital Communications Ltd.	Syndicated loans	None	BDT	Average bank deposit rate + 3.0% - 4.25%	2020 - 2022	156	—
Optimum Telecom Algérie S.p.A.	Syndicated loan	Omnium Telecom Algérie S.p.A.	DZD	Bank of Algeria re-discount rate + 2.0%	2019	128	131

	Other debt **					519	813

	Total bank loans and bonds					9,992	11,103

* Exportkreditnämnden (The Swedish Export Credit Agency)

** As of June 30, 2018, other debt includes overdrawn bank accounts related to cash-pooling program of US$201 (2017: US$ nil). For further details, refer to Note 11.

Schedule of financial assets

	Carrying value		Fair value
Financial assets	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017

Financial assets at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	3	5	3	5
Embedded derivatives in notes	—	5	—	5

Financial assets at fair value through other comprehensive income (with recycling)	56	—	56	—
Available for sale financial assets (see Note 2)	—	71	—	71

Total financial assets at fair value	59	81	59	81

Financial assets at amortized cost
Bank deposits and interest accrued	15	70	15	70
Cash pledged as collateral (see Note 3)	—	998	—	998
Other investments	20	12	20	12
Other loans granted	5	3	5	3

Total financial assets at amortized cost	40	1,083	40	1,083

Total financial assets	99	1,164	99	1,164

Non-current	18	34
Current	81	1,130

Schedule of financial liabilities

	Carrying value		Fair value
Financial Liabilities	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017

Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	7	—	7	—
Contingent consideration	49	49	49	49

Derivatives designated as net investment hedges
Cross currency interest rate exchange contracts	48	59	48	59
Derivatives designated as cash flow hedges
Interest rate exchange contracts	—	1	—	1

Total financial liabilities at fair value	104	109	104	109

Financial liabilities at amortized cost
Bank loans and bonds, principal	9,992	11,103	10,089	11,548
Interest accrued	112	129	112	130
Discounts, unamortized fees, hedge basis adjustment	(29)	(34)	—	—

Bank loans and bonds at amortized cost	10,075	11,198	10,201	11,678

Put-option liability over non-controlling interest	307	310	307	310
Other financial liabilities	85	13	85	13

Total financial liabilities at amortized cost	10,467	11,521	10,593	12,001

Total financial liabilities	10,571	11,630	10,697	12,110

Non-current	9,044	10,362
Current	1,527	1,268

Schedule of disclosure of recurring fair value measurements separately for each major class of assets and liabilities

As of June 30, 2018	Level 1	Level 2	Level 3	Total

Financial assets at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	3	—	3

Financial assets at fair value through other comprehensive income (with recycling)	—	56	—	56

Total financial assets at fair value	—	59	—	59

Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	7	—	7
Contingent consideration	—	—	49	49

Derivatives designated as net investment hedges
Cross currency interest rate exchange contracts	—	48	—	48
Derivatives designated as cash flow hedges
Interest rate exchange contracts	—	—	—	—

Total financial liabilities at fair value	—	55	49	104

As of December 31, 2017	Level 1	Level 2	Level 3	Total

Financial assets at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	5	—	5
Embedded derivatives in notes	—	5	—	5

Available for sale financial assets (see Note 2)	—	71	—	71

Total financial assets at fair value	—	81	—	81

Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	—	—	—
Contingent consideration	—	—	49	49

Derivatives designated as net investment hedges
Cross currency interest rate exchange contracts	—	59	—	59
Derivatives designated as cash flow hedges
Interest rate exchange contracts	—	1	—	1

Total financial liabilities at fair value	—	60	49	109

Schedule of reconciliation of movements relating to financial instruments classified in level 3 of the fair value hierarchy
Financial liabilities at fair value through profit or loss	Contingent consideration	Total

As of December 31, 2017	49	49

As of June 30, 2018	49	49